Loans - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 1,158	$ 847
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 247	$ 248
Probability weighting percentage	100.00%